TRADE AND OTHER RECEIVABLES	12 Months Ended
Jun. 30, 2018
Trade and other receivables [abstract]
Disclosure of trade and other receivables [text block]

14

TRADE AND OTHER RECEIVABLES

ACCOUNTING POLICIES

Trade and other receivables, excluding Value Added Tax and prepayments, are non-derivative financial assets categorised as loans and receivables.

These assets are initially measured at fair value plus directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortised cost using the effective interest method less any impairment losses.

The Group derecognises a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred, or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not retain control over the transferred asset. Any interest in such derecognised financial assets that is created or retained by the Group is recognised as a separate asset or liability.

Impairment

A financial asset not classified at fair value through profit or loss is assessed at each reporting date to determine whether there is any objective evidence (e.g. delinquency of a debtor and indications that a debtor will enter bankruptcy) that it is impaired. A financial asset is considered to be impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flows of that asset.

Any impairment losses are recognised in the statement of profit or loss.

Trade receivables relate to gold sold on the bullion market by Rand Refinery in its capacity as an agent. Settlement is received two working days from gold sold date.

Amounts in R million	2018	2017

Trade receivables	0.6	34.5
Value Added Tax	46.8	50.8
Other receivables	40.8	35.7
Prepayments	12.2	3.0
Allowance for impairment	(9.2)	(9.7)
	91.2	114.3

14	TRADE AND OTHER RECEIVABLES continued

	CREDIT RISK

	The Group is exposed to credit risk on the total carrying value of its trade receivables and other receivables excluding Value Added Tax and prepayments.

	The Group manages its exposure to credit risk on trade receivables by maintaining a short term cycle to settlement of 2 working days. The Group manages its exposure to credit risk on other receivables by dealing with a number of counterparties, ensuring that these counterparties are of good credit standing and transacting on a secured or cash basis where considered necessary. Receivables are regularly monitored and assessed for recoverability.

	Ageing of trade receivables and other receivables:

	Amounts in R million	2018	2017

	Receivables that are past due but not impaired at 30 June	15.3	10.4
	Receivables that are past due and impaired at 30 June	9.2	9.7

Management believes that the unimpaired amounts that are past due by more than 30 days are still collectible in full, based on historical payment behaviour. Impairments were raised due to the uncertainty around the recoverability and timing of the expected cash flows. Movement in the allowance for impairment in respect of trade and other receivables during the year was as follows:

Amounts in R million	2018	2017

Balance at 1 July	(9.7)	(11.1)
Net of impairments raised and bad debt recovered	0.5	1.4
Balance at 30 June	(9.2)	(9.7)

MARKET RISK

Interest rate risk

Trade and other receivables do not earn interest and are therefore not subject to interest rate risk.

Foreign currency risk

All gold sales during the year ended June 30, 2018, and thus all trade receivables, were denominated in US Dollars and sold at spot rates and were therefore exposed to fluctuations in the US Dollar/South African Rand exchange rate. No hedges were entered into.

Figures in USD million	2018	2017

Foreign denomination of trade receivables at June 30 *	-	2.7
* Foreign trade receivables as at June 30, 2018 represents less than USD0.1 million

A 10% strengthening of the Rand against the US Dollar at 30 June would have increased/(decreased) equity and profit/(loss) by the amounts shown below. This analysis assumes that all other variables remain constant.

Amounts in R million	2018	2017

Strengthening of the Rand against the US Dollar #	-	(3.5)
Weakening of the Rand against the US Dollar #	-	3.5
# The increase/(decrease) in equity and profit/(loss) for the year ended June 30, 2018 would have been less than R0.1 million

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of trade and other receivables approximate their carrying value due to their short-term maturities.